Fair Value Measurements and Financial Instruments - Summary of Partnership's Loan Receivables and Other Financing Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financing Receivable, Credit Quality Indicators [Table]
Total lease and Financing Lease Receivable	$ 793,397	$ 601,406
Performing Financial Instruments
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease	699,411	512,887
Performing Financial Instruments | Corporate Joint Venture
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	291,092	305,957
Performing Financial Instruments | Subsidiaries
Financing Receivable, Credit Quality Indicators [Table]
Direct Financing Lease, Net Investment in Lease, Originated Five or More Years before Latest Fiscal Year	204,135	206,930
Direct Financing Lease, Net Investment in Lease, Originated in Current Fiscal Year	204,184	0
Performing Financial Instruments | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	93,986	88,519
Performing Financial Instruments | Bahrain LNG Joint Venture | Loans Receivable
Financing Receivable, Credit Quality Indicators [Table]
Financing Receivable, Originated Five or More Years before Latest Fiscal Year	$ 93,986	$ 88,519